Asset Transactions and Impairments - Norway assets (Details) - Norway assets - CAD ($) $ in Millions	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Asset Transactions and Impairments
Consideration received, net of cash disposed	$ 297
Cash disposed	133
Loss on sale of ownership interest	$ 65
Impairment charge, net of tax		$ 47
Deferred tax adjustment		$ 23
Oda
Asset Transactions and Impairments
Proportion of ownership interest in joint operation sold during the period	30.00%
Fenja Development
Asset Transactions and Impairments
Proportion of ownership interest in joint operation sold during the period	17.50%